UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MDE Group, Inc.
Address: 465 South Street, Suite 304
         Morristown, NJ  07960

13F File Number:  028-14503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emil Coscarelli
Title:     Chief Compliance Officer
Phone:     973-206-7100

Signature, Place, and Date of Signing:

 /s/ Emil Coscarelli     Morristown, NJ     October 18, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:    $490,041 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      390     4221 SH       SOLE                     4221        0        0
ALPS ETF TR                    ALERIAN MLP      00162Q866    53334  3218727 SH       SOLE                  3218727        0        0
ALTRIA GROUP INC               COM              02209s103      351    10519 SH       SOLE                    10519        0        0
APPLE INC                      COM              037833100     2275     3411 SH       SOLE                     3411        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      383     8005 SH       SOLE                     8005        0        0
AT&T INC                       COM              00206r102      476    12638 SH       SOLE                    12638        0        0
BOEING CO                      COM              097023105      335     4814 SH       SOLE                     4814        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2165    45134 SH       SOLE                    45134        0        0
CHEVRON CORP NEW               COM              166764100      394     3383 SH       SOLE                     3383        0        0
CISCO SYS INC                  COM              17275r102      235    12320 SH       SOLE                    12320        0        0
CONOCOPHILLIPS                 COM              20825c104      385     6734 SH       SOLE                     6734        0        0
DENTSPLY INTL INC NEW          COM              249030107      420    11000 SH       SOLE                    11000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      357     3163 SH       SOLE                     3163        0        0
DISNEY WALT CO                 COM DISNEY       254687106      203     3890 SH       SOLE                     3890        0        0
DOMINION RES INC VA NEW        COM              25746u109      234     4420 SH       SOLE                     4420        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      308     6126 SH       SOLE                     6126        0        0
EBAY INC                       COM              278642103      228     4719 SH       SOLE                     4719        0        0
EXXON MOBIL CORP               COM              30231g102      610     6675 SH       SOLE                     6675        0        0
GENERAL ELECTRIC CO            COM              369604103      657    28941 SH       SOLE                    28941        0        0
GENUINE PARTS CO               COM              372460105      267     4380 SH       SOLE                     4380        0        0
GILEAD SCIENCES INC            COM              375558103      603     9090 SH       SOLE                     9090        0        0
GOOGLE INC                     CL A             38259p508      271      359 SH       SOLE                      359        0        0
HCP INC                        COM              40414l109      357     8017 SH       SOLE                     8017        0        0
HEALTH CARE REIT INC           COM              42217k106      334     5790 SH       SOLE                     5790        0        0
HEINZ H J CO                   COM              423074103      354     6319 SH       SOLE                     6319        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      290     6240 SH       SOLE                     6240        0        0
INTEL CORP                     COM              458140100      545    24043 SH       SOLE                    24043        0        0
INVESTORS BANCORP INC          COM              46146p102     1764    96700 SH       SOLE                    96700        0        0
ISHARES SILVER TRUST           ISHARES          46428q109      265     7915 SH       SOLE                     7915        0        0
ISHARES TR                     S&P 500 INDEX    464287200     4879    33788 SH       SOLE                    33788        0        0
ISHARES TR                     HIGH YLD CORP    464288513      365     3958 SH       SOLE                     3958        0        0
ISHARES TR                     DJ OIL EQUIP     464288844      246     4725 SH       SOLE                     4725        0        0
JOHNSON & JOHNSON              COM              478160104      473     6862 SH       SOLE                     6862        0        0
JPMORGAN CHASE & CO            COM              46625h100      334     8259 SH       SOLE                     8259        0        0
KIMBERLY CLARK CORP            COM              494368103      372     4342 SH       SOLE                     4342        0        0
KRAFT FOODS INC                CL A             50075n104      449    10869 SH       SOLE                    10869        0        0
LIBERTY MEDIA CORP             DEB 3.500% 1/1   530715an1        6    12089 PRN      SOLE                    12089        0        0
LILLY ELI & CO                 COM              532457108      435     9178 SH       SOLE                     9178        0        0
MERCK & CO INC NEW             COM              58933y105      656    14554 SH       SOLE                    14554        0        0
MERITOR INC                    COM              59001k100      111    26174 SH       SOLE                    26174        0        0
MICROSOFT CORP                 COM              594918104      690    23191 SH       SOLE                    23191        0        0
MONSANTO CO NEW                COM              61166w101      397     4362 SH       SOLE                     4362        0        0
NEXTERA ENERGY INC             COM              65339f101      383     5439 SH       SOLE                     5439        0        0
NUPATHE INC                    COM              67059m100       54    15264 SH       SOLE                    15264        0        0
PATTERSON COMPANIES INC        COM              703395103      342    10000 SH       SOLE                    10000        0        0
PERRIGO CO                     COM              714290103      465     4000 SH       SOLE                     4000        0        0
PFIZER INC                     COM              717081103      348    13988 SH       SOLE                    13988        0        0
PHILIP MORRIS INTL INC         COM              718172109      352     3910 SH       SOLE                     3910        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     1665    18875 SH       SOLE                    18875        0        0
POWERSHARES ETF TRUST          DYN FD & BEV     73935X849      279    13832 SH       SOLE                    13832        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936q769      330    13244 SH       SOLE                    13244        0        0
PROCTER & GAMBLE CO            COM              742718109      273     3931 SH       SOLE                     3931        0        0
RAYTHEON CO                    COM NEW          755111507      355     6215 SH       SOLE                     6215        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107      319     4478 SH       SOLE                     4478        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     1802    10485 SH       SOLE                    10485        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103   345001  2396342 SH       SOLE                  2396342        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103    35288  2379000 SH  CALL SOLE                  2379000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103     9726  1988000 SH  PUT  SOLE                  1988000        0        0
SWEDISH EXPT CR CORP           RG ENRGY ETN22   870297306      114    17169 SH       SOLE                    17169        0        0
TRAVELERS COMPANIES INC        COM              89417e109      347     5080 SH       SOLE                     5080        0        0
UNILEVER N V                   N Y SHS NEW      904784709      411    11593 SH       SOLE                    11593        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    10683   145046 SH       SOLE                   145046        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2495    58080 SH       SOLE                    58080        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104      471    10338 SH       SOLE                    10338        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857w209      335    11765 SH       SOLE                    11765        0        0